Financial and capital management - Maturity Analysis for Recognized Financial Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Duration of maturity of financial liabilities	5 years
Loan secured by receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 1,594	$ 1,163	$ 1,600	$ 1,112
Trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	37,070		36,862
Trade receivables | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	4,309		4,591
Trade receivables | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,566		2,203
Trade receivables | Loan secured by receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,594		$ 1,600
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	24,571
Net payments (receipts) on cross currency interest rate swaps and interest rate swaps	(449)
Total	66,292
Liquidity risk | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,675
Net payments (receipts) on cross currency interest rate swaps and interest rate swaps	15
Total	8,005
Liquidity risk | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,533
Net payments (receipts) on cross currency interest rate swaps and interest rate swaps	(7)
Total	4,261
Liquidity risk | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,470
Net payments (receipts) on cross currency interest rate swaps and interest rate swaps	(13)
Total	4,344
Liquidity risk | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,363
Net payments (receipts) on cross currency interest rate swaps and interest rate swaps	(27)
Total	3,760
Liquidity risk | 2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,272
Net payments (receipts) on cross currency interest rate swaps and interest rate swaps	74
Total	3,811
Liquidity risk | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	17,258
Net payments (receipts) on cross currency interest rate swaps and interest rate swaps	(491)
Total	42,111
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	32,761
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	1,064
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	2,042
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	2,404
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	2,028
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	2,075
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	23,148
Liquidity risk | Trade receivables | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	5,249
Interest expense on debt instruments issued	940
Liquidity risk | Trade receivables | Lease liabilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,091
Liquidity risk | Trade receivables | Lease liabilities | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	693
Liquidity risk | Trade receivables | Lease liabilities | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	483
Liquidity risk | Trade receivables | Lease liabilities | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	396
Liquidity risk | Trade receivables | Lease liabilities | 2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	390
Liquidity risk | Trade receivables | Lease liabilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,196
Liquidity risk | Trade receivables | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,566
Liquidity risk | Trade receivables | Notes payable | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,566
Liquidity risk | Trade receivables | Notes payable | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loan secured by receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,594
Liquidity risk | Trade receivables | Loan secured by receivables | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,594
Liquidity risk | Trade receivables | Loan secured by receivables | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loan secured by receivables | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loan secured by receivables | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loan secured by receivables | 2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loan secured by receivables | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 0